Deferred taxes and contributions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred taxes

	December 31, 2025	December 31, 2024

Deferred income tax assets
Provisions	653,628	839,864
Pension plan obligations – G1	125,200	125,198
Donations of underlying assets on concession agreements	40,764	43,321
Allowance for doubtful accounts	116,431	177,271
Allowance for losses on other accounts receivable	54,426	50,515
Allowance for inventory losses	121,591	127,840
Allowance for losses on works and projects	10,554	57,606
Allowance for losses on write-off of assets	46,790	42,812
Performance Agreements	81,143	74,670
Present value adjustment (PVA) accounts receivable	89,073	100,913
Loss – hedge (Other comprehensive income)	-	4,302
Derivative financial instruments in the profit/loss	204,190	3,297
Deferred PIS/Cofins	432,777	-
Others	91,657	75,644
Total deferred tax asset	2,068,224	1,723,253

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(290,128)	(314,641)
Capitalization of borrowing costs	(526,275)	(461,362)
Profit on supply to government entities	(573,921)	(334,477)
Financial asset of the concession	(3,681,433)	(3,111,446)
Actuarial gain – G1 Plan	(91,262)	(125,096)
Construction margin	(35,113)	(37,842)
Borrowing Costs	-	(280)
Total deferred tax liabilities	(5,198,132)	(4,385,144)

Net deferred tax liabilities	(3,129,908)	(2,661,891)

Schedule of realization

	December 31, 2025	December 31, 2024

Deferred income tax assets
to be realized within 12 months	470,419	530,104
to be realized after one year	1,597,805	1,193,149
Total deferred tax asset	2,068,224	1,723,253

Deferred income tax liabilities
to be realized within 12 months	(35,317)	(25,563)
to be realized after one year (*)	(5,162,815)	(4,359,581)
Total deferred tax liabilities	(5,198,132)	(4,385,144)

Net Deferred Tax Assets/(Liabilities)	(3,129,908)	(2,661,891)

(*)	The amount of R$ 3,681,433, related to the financial asset, will be realized after the year 2060.

Schedule of changes

	December 31, 2024	Net Change	December 31, 2025

Deferred income tax assets
Provisions	839,864	(186,236)	653,628
Pension plan obligations – G1	125,198	2	125,200
Donations of underlying assets on concession agreements	43,321	(2,557)	40,764
Allowance for doubtful accounts	177,271	(60,840)	116,431
Allowance for losses on other accounts receivable	50,515	3,911	54,426
Allowance for inventory losses	127,840	(6,249)	121,591
Allowance for losses on works and projects	57,606	(47,052)	10,554
Allowance for losses on write-off of assets	42,812	3,978	46,790
Performance Agreements	74,670	6,473	81,143
Present value adjustment (PVA) accounts receivable	100,913	(11,840)	89,073
Loss – hedge (Other comprehensive income)	4,302	(4,302)	-
Derivative financial instruments in the profit/loss	3,297	200,893	204,190
Deferred PIS/Cofins	-	432,777	432,777
Others	75,644	16,013	91,657
Total deferred tax asset	1,723,253	344,971	2,068,224

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(314,641)	24,513	(290,128)
Capitalization of borrowing costs	(461,362)	(64,913)	(526,275)
Profit on supply to government entities	(334,477)	(239,444)	(573,921)
Financial asset of the concession	(3,111,446)	(569,987)	(3,681,433)
Actuarial gain – G1 Plan	(125,096)	33,834	(91,262)
Construction margin	(37,842)	2,729	(35,113)
Borrowing Costs	(280)	280	-
Total deferred tax liabilities	(4,385,144)	(812,988)	(5,198,132)

Net Deferred Tax Liabilities	(2,661,891)	(468,017)	(3,129,908)

	December 31, 2023	Net Change	December 31, 2024

Deferred income tax assets
Provisions	666,131	173,733	839,864
Pension plan obligations – G1	135,231	(10,033)	125,198
Donations of underlying assets on concession agreements	45,140	(1,819)	43,321
Allowance for doubtful accounts	182,519	(5,248)	177,271
Allowance for losses on other accounts receivable	54,905	(4,390)	50,515
Allowance for inventory losses	74,939	52,901	127,840
Allowance for losses on works and projects	1,839	55,767	57,606
Allowance for losses on write-off of assets	8,930	33,882	42,812
Performance Agreements	62,517	12,153	74,670
Present value adjustment (PVA) accounts receivable	102,216	(1,303)	100,913
Loss – hedge (Other comprehensive income)	-	4,302	4,302
Derivative financial instruments in the profit/loss	-	3,297	3,297
Others	77,421	(1,777)	75,644
Total deferred tax asset	1,411,788	311,465	1,723,253

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(329,060)	14,419	(314,641)
Capitalization of borrowing costs	(465,510)	4,148	(461,362)
Profit on supply to government entities	(348,514)	14,037	(334,477)
Financial asset of the concession	-	(3,111,446)	(3,111,446)
Actuarial gain – G1 Plan	(121,425)	(3,671)	(125,096)
Construction margin	(40,579)	2,737	(37,842)
Borrowing Costs	(8,624)	8,344	(280)
Total deferred tax liabilities	(1,313,712)	(3,071,432)	(4,385,144)

Net Deferred Tax Assets/(Liabilities)	98,076	(2,759,967)	(2,661,891)

	December 31, 2025	December 31, 2024

Initial balance	(2,661,891)	98,076
Net change in the year:
- consideration in the income statement	(501,852)	(2,756,296)
- consideration in equity valuation adjustments (Note 26)	33,835	(3,671)
Total net change	(468,017)	(2,759,967)

Final balance	(3,129,908)	(2,661,891)

Schedule of reconciliation of the effective tax rate

	2025	2024

Profit before taxes	11,701,851	13,642,808
Statutory rate	34%	34%
Estimated expense at statutory rate	(3,978,629)	(4,638,555)
Permanent differences
Tax benefit from interest on equity	611,320	672,796
Provision Law No. 4.819/1958 – G0	(43,638)	(23,721)
Donations	(104)	(21,591)
Tax Incentives	92,550	52,892
Agreement with AAPS	(9,709)	(77,471)
Other differences	88,418	(27,595)
Income and social contribution taxes	(3,239,792)	(4,063,245)
Current income and social contribution taxes	(2,742,241)	(1,302,648)
Deferred income and social contribution taxes	(497,551)	(2,760,597)
Effective rate	28%	30%